Payments, by Project - 12 months ended Dec. 31, 2023 - CAD ($) $ in Thousands	Taxes	Royalties	Fees	Total Payments
Total	$ 241,950	$ 357,240	$ 10,080	$ 609,270
OIL
Total	340	2,960	40	3,340
GAS
Total	1,590	390	910	2,890
WEST
Total	239,560	347,760	$ 9,130	596,450
EAST
Total	$ 460	$ 6,130		$ 6,590